UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C.
20549 Form 13F Form 13F COVER PAGE Report for the Calendar Year or Quarter
Ended:
September 30, 2006 Check here if Amendment [ ]; Amendment Number: This Amendment
(Check only one.): [ ] is a restatement. [ ] adds new holdings entries.
Institutional
Investment
Manager Filing this Report: Name: Cascade Investment Counsel, LLC Address: 827
Alder
Creek Drive, Suite B Medford, OR 97504 13F File Number: The institutional investment
manager filing this report and the person by whom it is signed hereby represent that the
person
signing the report is authorized to submit it, that all information contained herein is
true, correct
and complete, and that it is understood that all required items, statements, schedules,
lists, and
tables, are considered integral parts of this form. Person Signing this Report on Behalf of
Reporting Manager: Name: Geoffrey W. Cutler Title: Chief Executive Officer
Phone: 541-857-
8551 Signature, Place, and Date of Signing: /s/ Geoffrey W. Cutler Medford, OR
July 14, 2006
Report Type (Check only one.): [ X] 13F HOLDINGS REPORT. [ ] 13F NOTICE. [ ] 13F
COMBINATION REPORT. FORM 13F SUMMARY PAGE Report Summary: Number of
Other Included Managers: 0 Form13F Information Table Entry Total:35 Form13F
Information
Table Value Total: $106,085 (thousands) List of Other Included Managers: Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with
respect to which this report is filed, other than the manager filing this report. NONE
FORM 13F INFORMATION TABLE VALUE SHARES/ SH/ PUT/ INVSTM OTHER
VOTING AUTHORI T TY NAME OF ISSUER TITLE OF CUSIP (x$1000) PRN AMT
PRN CALL DSCRET MANAGE SOLE SHARED CLASS N RS - -------------------------
---- ---------------- --------- -------- -------- --- ---- ------- ------------
-------- - -
			FORM	13F INFORMATION	TABLE
				VALUE	SHARES/	SH/		PUT/		INVSTMT	OTHER	VOTING  	AUTHORITY
NAME  OF ISSUER	TITLE OF CLASS	CUSIP	(x$1000)	PRN AMT	CALL	DSCRETN	MANAGERS
ABBOTT LABS		COM	002824100	4544 	94265 	SH		SOLE	0	112265	0
ANADARKO PETROLEUM	COM	032511107	4324 	99700 	SH		SOLE	0	103500	0
APACHE CORP.		COM	037411105	467	7386 	SH		SOLE	0	6986	0
ARMSTRONG WORLD INDUSTR	COM	042476606	162 	11400 	SH		SOLE	0	11400	0
BAKER HUGHES, INC.	COM	057224107	3941 	58300 	SH		SOLE	0	60300	0
BARRICK GOLD, LTD.	SP ADR	067901108	3741 	120800 	SH		SOLE	0	118100	0
BELL SOUTH CORP		COM	079860102	560	13100 	SH		SOLE	0	13400	0
BEMIS COMPANY		COM	081437105	1311 	40000 	SH		SOLE	0	40000	0
CASCADE BANCORP		COM	147154108	414	11000 	SH		SOLE	0	12000	0
CHEVRONTEXACO CORP.	COM	166764100	3091 	48080 	SH		SOLE	0	48680	0
CONOCO PHILLIPS		COM	20825C104	8355 	141223 	SH		SOLE	0	142823	0
DOMINION RESOURCES, INC	COM	25746U109	1655 	21150 	SH		SOLE	0	22150	0
DUPONT EI DE NEMOURS	COM	263534109	274	6400 	SH		SOLE	0	6900	0
ELY LILLY, INC.		COM	532457108	4561 	80050 	SH		SOLE	0	80850	0
ENDBRIDGE ENERGE PARTNE	UNIT	29250R106	3664 	79250 	SH		SOLE	0	81250	0
EXXON MOBILE CORP	COM	30231G102	218	3248 	SH		SOLE	0	3912	0
GENERAL ELECTRIC CO	COM	369604103	1647 	46619 	SH		SOLE	0	46619	0
GLAXO SMITH KLINE	SP ADR	37733W105	1490 	27700 	SH		SOLE	0	27700	0
HALABURTON, INC.	COM	406216101	3004 	104000 	SH		SOLE	0	63100	0
INTERNATIONAL PAPER	COM	460146103	807	23500 	SH		SOLE	0	29000	0
JOHNSON & JOHNSON, Inc.	COM	478160104	4569 	70495 	SH		SOLE	0	72595	0
MARATHON OIL		COM	565849106	5434 	71500 	SH		SOLE	0	72718	0
MERCK, INC.		COM	589331107	4833 	114275 	SH		SOLE	0	116275	0
MERRILL LYNCH		PFD	59021S703	1931 	75550 	SH		SOLE	0	75550	0
NATURAL RESOURCE PARTNE	UNIT LP	63900P103	443	9050 	SH		SOLE	0	9050	0
NEWMONT MINING, INC.	COM	651639106	4265 	99450 	SH		SOLE	0	73600	0
ONEOK PARTNERS		UNIT LP	68268N103	3376 	61050 	SH		SOLE	0	62550	0
PEOPLES ENERGY CORP	COM	711030106	440	10750 	SH		SOLE	0	11550	0
PFIZER, INC.		COM	717081103	2651 	93425 	SH		SOLE	0	94200	0
PITNEY BOWES INC.	COM	724479100	615	13750 	SH		SOLE	0	14150	0
SCHLUMBERGER		COM	806857108	4646 	77350 	SH		SOLE	0	88350	0
TEPPCO PARTNERS		UNIT LP	872384102	2470 	67100 	SH		SOLE	0	68100	0
TIDEWATER, INC.		COM	866423102	2148 	48250 	SH		SOLE	0	48250	0
TRANSOCEAN-SEDCO	SP ADR	G90078109	551	7558 	SH		SOLE	0	7558	0
VERIZON COMMUNICATIONS	COM	92343V104	1386 	37837 	SH		SOLE	0	36737	0